Components of Net Periodic Pension Cost (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 956	¥ 78,539	¥ 82,422	¥ 75,558
Interest cost	637	52,399	52,502	50,559
Expected return on plan assets	(541)	(44,422)	(42,364)	(32,251)
Amortization of prior service costs	(194)	(15,975)	(24,032)	(15,063)
Recognized net actuarial loss	366	30,125	16,095	27,246
Amortization of net transition obligation	20	1,626	1,944	1,944
Net periodic pension cost	$ 1,244	¥ 102,292	¥ 86,567	¥ 107,993